Segment Information - Summary of Financial Information by Geographical Area (Parenthetical) (Detail) - Canpotex customer [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other countries [member]
Disclosure of geographical areas [line items]
Sales volume percentage	7.00%	6.00%	7.00%
Latin America [member]
Disclosure of geographical areas [line items]
Sales volume percentage	30.00%	33.00%	30.00%
China [member]
Disclosure of geographical areas [line items]
Sales volume percentage	18.00%	16.00%	20.00%
India [member]
Disclosure of geographical areas [line items]
Sales volume percentage	12.00%	9.00%	9.00%
Other Asian countries [member]
Disclosure of geographical areas [line items]
Sales volume percentage	33.00%	36.00%	34.00%